Non-cash Investing and Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Financial Information [Line Items]
Accrued capital expenditures		$ 29	$ 63
Assets acquired through capital lease obligations	$ 41	$ 263	$ 13